Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 289,346	$ 20,773	$ 1,275,616
Accounts receivable, net	276,334	74,833
Due from factor, net	438,269	337,811	839,400
Inventory	5,040,518	4,849,600	5,122,564
Prepaid expenses and other current assets	353,307	276,670	766,901
Assets per discontinued operations, current			241,544
Total current assets	6,397,774	5,559,687	8,829,393
Property, equipment and software, net	79,310	55,509	104,512
Goodwill	8,973,501	8,973,501	8,973,501
Intangible assets, net	7,324,579	9,982,217	12,906,238
Deposits	152,711	75,431	193,926
Right of use asset	365,246	689,688	102,349
Assets per discontinued operations			2,628,136
Total assets	23,293,121	25,336,033	33,738,055
Current liabilities:
Accounts payable	6,251,884	7,538,902	8,016,173
Accrued expenses and other liabilities	5,236,437	4,758,492	3,936,920
Due to related parties	426,921	400,012
Contingent consideration liability			12,098,475
Convertible note payable, net	100,000	100,000	2,721,800
Accrued interest payable	2,053,102	1,996,753	1,561,795
Loan payable, current	2,743,508	2,325,842	1,829,629
Promissory note payable, net	4,730,740	4,884,592	9,000,000
Right of use liability, current portion	899,726	1,210,814	102,349
Liabilities per discontinued operations, current			1,071,433
Total current liabilities	22,442,318	23,215,407	40,893,791
Loan payable	150,000	150,000	150,000
Right of use liability, non current portion	313,723
Deferred tax liability	368,034	368,034
Liabilities per discontinued operations			147,438
Total liabilities	23,274,075	23,733,441	41,191,229
Commitments and contingencies
Stockholders’ equity:
Common stock, $0.0001 par, 1,000,000,000 shares authorized, 75,397 and 22,287 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	7	2
Additional paid-in capital	121,748,939	115,597,037	96,294,141
Accumulated deficit	(121,729,902)	(113,994,449)	(103,747,316)
Total stockholders’ equity	19,046	1,602,592	(7,453,174)
Total liabilities and stockholders’ equity	23,293,121	25,336,033	33,738,055
Undesignated Preferred Stock [Member]
Stockholders’ equity:
Preferred stock, value
Series Convertible Preferred Stock [Member]
Stockholders’ equity:
Preferred stock, value		1	1
Series C Convertible Preferred Stock [Member]
Stockholders’ equity:
Preferred stock, value	1	1
Common Stock [Member]
Stockholders’ equity:
Common stock, $0.0001 par, 1,000,000,000 shares authorized, 75,397 and 22,287 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively		2	0
Series A Convertible Preferred Stock [Member]
Stockholders’ equity:
Preferred stock, value	1	1
Nonrelated Party [Member]
Current assets:
Accounts receivable, net		74,833	583,368
Related Party [Member]
Current liabilities:
Due to related parties	$ 426,921	$ 400,012	$ 555,217